Document and Entity Information	5 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SQN AIF IV, L.P.
Entity Central Index Key	0001560046
Amendment Flag	true
Amendment Description	This amendment is being filed to supply updated financial statements.
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Entity Filer Category	Non-accelerated Filer